Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	107.66
Maximum Aggregate Offering Price	$ 64,596,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,920.71
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Monopar Therapeutics Inc. (the "Registrant") that become issuable under the Registrant's 2026 Stock Incentive Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the outstanding shares of the Registrant's common stock. (2) Represents shares of Common Stock reserved for future grant under the Plan. (3) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, by averaging the high ($110.00) and low ($105.32) sales prices of the Registrant's common stock reported on the Nasdaq Capital Market as of a date (July 16, 2026) within five business days prior to filing this Registration Statement.